Goodwill and intangible assets - Components of goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite lived intangible Asset
Accumulated Amortization	$ (10.2)
Net Balance	189.3
Goodwill
Gross Balance	400.7
Foreign currency translation	0.3
Net Balance	401.0	$ 400.7
Indefinite lived intangible assets
Gross Balance	27.0			$ 5.0	$ 10.2
Impairments	(5.0)
Gross carrying amount of intangible assets	632.2			5.0
Impairment of intangible assets	(5.0)
Foreign currency translation including goodwill	0.3
Net carrying amount of intangible assets	617.3	$ 608.2	$ 622.3	5.0	$ 10.2
Trade Names
Indefinite lived intangible assets
Gross Balance	27.0
Impairments	(5.0)
Net Balance	22.0
Insurance licenses
Indefinite lived intangible assets
Gross Balance	5.0			5.0
Net Balance	5.0			$ 5.0
Customer relationships
Finite lived intangible Asset
Gross Balance	17.0
Accumulated Amortization	(0.8)
Net Balance	16.2
Distribution relationships
Finite lived intangible Asset
Gross Balance	151.0
Accumulated Amortization	(6.2)
Net Balance	144.8
Trade Names
Finite lived intangible Asset
Gross Balance	16.0
Accumulated Amortization	(1.6)
Net Balance	14.4
Technology
Finite lived intangible Asset
Gross Balance	15.5
Accumulated Amortization	(1.6)
Net Balance	$ 13.9